Real Estate Properties Under Development, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Building at cost	$ 27,338	$ 7,199
Less: accumulated depreciation	(3,590)	(3,464)
Construction in progress	13,228
Long lived assets	89,436	41,514
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Building at cost	34,498	58,109
Less: accumulated depreciation	(20,859)	(40,814)
Property plant and equipment excluding construction in progress, Total	13,639	17,295
Construction in progress	27,420	9,773
Land use right	11,401	10,711
Long lived assets	$ 52,460	$ 37,779